Share-Based Payment Plans - Disclosure Of Detailed Information About Share Based Compensation Expense Explanatory (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share Based Payments [Line Items]
Expense from share-based payment transactions with employees	$ 2,688,817	$ 1,835,157	$ 1,587,243
Equity Settlement Share Based Compensation Plan [member]
Share Based Payments [Line Items]
Expense from share-based payment transactions with employees	$ 2,688,817	$ 1,835,157	$ 1,587,243